ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

February 9, 2017

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

On behalf of Allianz Funds Multi-Strategy Trust, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 99 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being submitted to add (i) disclosure related to certain scheduled variations in, and eliminations of, Class A and Class C share sales charges for a specific intermediary and (ii) other sales load disclosure responsive to Item 12 of Form N-1A (the “New Disclosure”), in each case as it relates only to the prospectus of the AllianzGI Best Styles Emerging Markets Equity Fund (the “Fund”), a series of the Trust. The Amendment does not supersede or amend disclosure in the Trust’s registration statement relating to any other series of the Trust.

The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to incorporate any necessary revisions to the New Disclosure or other components of the Amendment.

Today we are also filing, on behalf of the Trust and Allianz Funds, a request (the “Request”) for relief under Rule 485(b)(1)(vii) under the Act, which, if granted, will permit the inclusion of the New Disclosure in registration statement amendments applicable to additional series of the Trust and Allianz Funds, as further detailed in the Request.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7831) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ Robert M. Schmidt

Robert M. Schmidt, Esq.

cc:	Thomas J. Fuccillo, Esq.
Angela Borreggine, Esq.
Craig Ruckman, Esq.
George B. Raine, Esq.
Jordan M. Marciello, Esq.